Business Acquisition (Details) - USD ($)	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Purchase consideration
Cash considerations	$ 3,374,079	$ 9,004,716	$ 2,718,739	$ 324,837	$ 366,584
Promissory notes issued		0		2,175,000	$ 0
Goodwill	2,635,721	2,635,721		2,635,721
Liabilities assumed:
Amounts receivable	1,094,449	939,909		632,477
Inventory (Note 5)	1,522,260	1,390,419		953,417
Property and equipment	$ 4,676,499	2,694,500		$ 2,615,898
NMG [Member]
Purchase consideration
Share considerations, net of transaction costs		6,143,326
Cash considerations		2,309,000
Promissory notes issued		1,887,277
TOTAL		10,339,603
Goodwill		2,635,721
Liabilities assumed:
Cash		260,842
Amounts receivable		253,697
Prepaid expenses		44,552
Inventory (Note 5)		498,680
Property and equipment		1,951,696
Brand		247,000
Licenses		7,925,000
Trade payable and accrued liabilities		(367,385)
Loans payable		(250,000)
Deferred tax liability		(2,860,200)
Net identifiable assets acquired		7,703,882
TOTAL		$ 10,339,603